Non-life and Life and Health Reserves - Changes in Non-life reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Non-life reserves	$ 8,985,434	$ 9,064,711	$ 9,745,806	$ 10,646,318
Guaranteed Reserves	495,861	521,178
Gross Reserves Excluding Guaranteed Reserves	8,489,573	8,543,533
Reinsurance recoverable on unpaid claims	266,742	189,234	214,349	267,384
Reinsurance Recoverable, Guaranteed Reserves	5,547	7,110
Retroceded Reserves Excluding Guaranteed Reserves	261,195	182,124
Prior years	1,931,131	2,171,883	2,530,743
Less: net paid losses on Guaranteed Reserves	23,765	28,225	97,407
Net paid losses related to prior years, excluding Guaranteed Reserves	1,907,366	2,143,658	2,433,336
Net liability at end of year	8,718,692	8,875,477	$ 9,531,457	$ 10,378,934
Net Reserves Excluding Guaranteed Reserves	$ 8,228,378	$ 8,361,409